Financial instruments and financial risk management - Financial instruments summary (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Jun. 30, 2025
Financial instruments
Lease liabilities associated with assets held for sale	€ 15,019
Non-current deposits | Financial assets, at amortized cost
Financial instruments
Financial assets	5,057	€ 5,186
Other non-current financial assets | Financial assets, at amortized cost
Financial instruments
Financial assets	141,204
Trade and other receivables | Financial assets, at amortized cost
Financial instruments
Financial assets	36,406	96,676
Cash and cash equivalents | Financial assets, at amortized cost
Financial instruments
Financial assets	418,601	603,593
Deposits | Financial assets, at amortized cost
Financial instruments
Financial assets	73	28
Derivatives
Financial instruments
Financial assets	1,339
Financial assets, at fair value	1,339
Financial liabilities, at fair value	6,181
Derivatives | Financial liabilities, at amortized cost
Financial instruments
Financial liabilities	6,181
Other assets | Financial assets, at amortized cost
Financial instruments
Financial assets	168,870	134,766
Other assets | No category in accordance with IFRS 9
Financial instruments
Financial assets	90,974	92,880
Other financial assets | Financial assets, at amortized cost
Financial instruments
Financial assets	76,484	41,858
Non-current lease liabilities | Financial liabilities, at amortized cost
Financial instruments
Financial liabilities	149,321	176,718
Non-current lease liabilities | No category in accordance with IFRS 9
Financial instruments
Financial liabilities	149,321	176,718
Non-current other liabilities | Financial liabilities, at amortized cost
Financial instruments
Financial liabilities	291	364
Non-current other liabilities | No category in accordance with IFRS 9
Financial instruments
Financial liabilities	291	364
Liabilities to banks | Financial liabilities, at amortized cost
Financial instruments
Financial liabilities	10,000	10,000
Tax liabilities | Financial liabilities, at amortized cost
Financial instruments
Financial liabilities	2,856	2,764
Tax liabilities | No category in accordance with IFRS 9
Financial instruments
Financial liabilities	2,856	2,764
Current lease liabilities | Financial liabilities, at amortized cost
Financial instruments
Financial liabilities	30,337	32,085
Current lease liabilities | No category in accordance with IFRS 9
Financial instruments
Financial liabilities	30,337	32,085
Trade and other payables | Financial liabilities, at amortized cost
Financial instruments
Financial liabilities	234,960	285,722
Current other liabilities | Financial liabilities, at amortized cost
Financial instruments
Financial liabilities	447,751	346,835
Current other liabilities | No category in accordance with IFRS 9
Financial instruments
Financial liabilities	363,636	263,757
Other financial liabilities | Financial liabilities, at amortized cost
Financial instruments
Financial liabilities	77,934	€ 83,078
Lease liabilities | Financial liabilities, at amortized cost
Financial instruments
Lease liabilities associated with assets held for sale	15,019
Lease liabilities | No category in accordance with IFRS 9
Financial instruments
Lease liabilities associated with assets held for sale	€ 15,019